Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal:
Current					$ 221,665
Deferred					(248,777)	(3,000)
State:
Current
Deferred
Change in Valuation allowance					248,777	3,000
Income tax provision	$ (205,775)		$ 130,335		$ 221,665